Other income (loss), net (Tables)	12 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
Schedule of other income (loss), net

	Years Ended September 30,
	2025	2024	2023
	US$	US$	US$

Interest income	179,553	700	267
Government grant	2,049	13,559	14,521
Exchange (loss) gain	40,449	(77,448)	(139,585)
Release of customer deposits	90,610	-	-
Others	4,507	3,874	22,424
	317,168	(59,315)	(102,373)